Insurance Contracts_The Exposure Of Market Risk Arising From Embedded Derivatives Included In Host Insurance Contracts(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	₩ 1,256,619	₩ 986,435
Guarantee reserve		6,176	7,213
Variable annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	429,970	359,617
Guarantee reserve		2,565	2,688
Variable universal
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	91,988	84,783
Guarantee reserve		3,095	4,129
Variable saving
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	734,661	542,035
Guarantee reserve		₩ 516	₩ 396

[1]	Excluding the amount of the lapsed reserve